Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Indirect taxes payable		$ 157	$ 159
Trade payables		380	465
Deferred consideration on acquisitions		699	379
Other payables		226	313
Non-current trade and other payables		1,462	1,316	[1]
Trade payables and accrued expenses		15,240
Payroll and social security payables		1,284
Indirect taxes payable		2,862
Interest payable		1,790
Consigned packaging		1,111
Dividends payable		479
Deferred income		30
Deferred consideration on acquisitions		1,723
Other payables		243
Current trade and other payables		$ 24,762	23,086	[1]
Previously stated [member]
Disclosure of trade and other payables [Line Items]
Indirect taxes payable			159
Trade payables			465
Deferred consideration on acquisitions			379
Other payables			325
Non-current trade and other payables	[2]		1,328
Trade payables and accrued expenses			14,071
Payroll and social security payables			1,027
Indirect taxes payable			2,750
Interest payable			1,797
Consigned packaging			974
Dividends payable			447
Deferred income			52
Deferred consideration on acquisitions			1,640
Other payables			327
Current trade and other payables	[2]		$ 23,086

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.